The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 73.3%
	AGGREGATE BOND — 18.6%
3,665	Eaton Vance Short Duration Income ETF	$187,391
21,358	Eaton Vance Total Return Bond ETF	1,086,375
22,165	JPMorgan International Bond Opportunities ETF	1,077,662
11,841	PGIM Ultra Short Bond ETF	589,208
10,024	UVA Unconstrained Medium-Term Fixed Income ETF	218,223
12,487	Vanguard Intermediate-Term Bond ETF	965,745
		4,124,604
	BROAD MARKET — 1.2%
875	JPMorgan U.S. Momentum Factor ETF	56,254
746	Vanguard U.S. Momentum Factor ETF	128,700
1,745	Wisdomtree Trust-Wisdomtree U.S. Multifactor Fund	89,443
		274,397
	CONVERTIBLE — 7.1%
17,320	iShares Convertible Bond ETF	1,560,532
	CORPORATE — 18.5%
14,960	iShares High Yield Systematic Bond ETF	710,226
16,771	iShares Investment Grade Systematic Bond ETF	762,074
18,309	SPDR Portfolio Short Term Corporate Bond ETF	552,749
23,021	VanEck IG Floating Rate ETF	587,035
9,191	Vanguard Intermediate-Term Corporate Bond ETF	762,118
15,653	Xtrackers Short Duration High Yield Bond ETF	709,394
		4,083,596
	EMERGING MARKETS — 0.3%
2,220	Schwab Fundamental Emerging Markets Equity ETF	73,282
	FIXED INCOME EMERGING MARKET — 2.5%
27,942	VanEck Emerging Markets High Yield Bond ETF	553,811
	GLOBAL — 0.9%
343	Affinity World Leaders Equity ETF	11,414
1,269	SPDR Global Dow ETF	191,158
		202,572
	GOVERNMENT — 8.3%
9,002	iShares 10-20 Year Treasury Bond ETF	914,603
9,513	iShares 7-10 Year Treasury Bond ETF	911,060
		1,825,663
	HIGH YIELD BOND — 2.7%
12,763	Pacer Pacific Asset Floating Rate High Income ETF	607,519

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 0.8%
1,375	Invesco Dorsey Wright Developed Markets Momentum ETF	$63,181
641	Invesco S&P International Developed Momentum ETF	32,845
855	iShares International Small-Cap Equity Factor ETF	33,148
1,131	iShares MSCI Intl Value Factor ETF	37,199
		166,373
	LARGE-CAP — 4.1%
1,588	Fidelity High Dividend ETF	82,608
816	Invesco S&P 100 Equal Weight ETF	89,736
46	iShares Russell Top 200 Growth ETF	11,339
358	Principal U.S. Mega-Cap ETF	22,396
911	Schwab Fundamental U.S. Large Co. ETF	22,356
3,861	Schwab U.S. Large-Cap Growth ETF	112,780
251	Vanguard Growth ETF	110,038
309	Vanguard Mega Cap ETF	69,500
251	Vanguard S&P 500 ETF	142,576
592	Vanguard Value ETF	104,630
526	WisdomTree U.S. LargeCap Fund	33,669
1,147	WisdomTree U.S. Value Fund	99,101
		900,729
	MID-CAP — 2.1%
2,265	Fidelity Small-Mid Multifactor ETF	93,930
1,555	iShares Russell Mid-Cap Growth ETF	215,647
1,035	Janus Henderson Small/Mid Cap Growth Alpha ETF	80,368
930	VictoryShares U.S. Small Mid Cap Value Momentum ETF	78,036
		467,981
	MORTGAGE BACKED — 5.1%
23,078	iShares CMBS ETF	1,124,360
	OECD COUNTRIES — 0.1%
815	Fidelity Enhanced International ETF	27,107
	PRECIOUS METALS — 0.3%
1,056	abrdn Physical Silver Shares ETF*	36,337
493	iShares Gold Trust*	30,744
		67,081
	SMALL-CAP — 0.4%
378	JPMorgan Small & Mid Cap Enhanced Equity ETF	22,381
122	Vanguard Small-Cap ETF	28,912
161	Vanguard Small-Cap Growth ETF	44,587
		95,880

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	TECHNOLOGY — 0.2%
54	Vanguard Information Technology ETF	$35,817
	THEMATIC — 0.1%
567	Global X U.S. Infrastructure Development ETF	24,710
	Total Exchange-Traded Funds
	(Cost $15,887,554)	16,216,014
	MUTUAL FUNDS — 25.9%
	AGGREGATE BOND — 8.9%
29,878	Allspring Core Plus Bond Fund - Class R6	336,422
90,760	Vanguard Core Bond Fund, Admiral Shares	1,638,220
		1,974,642
	AGGREGATE BOND SHORT — 0.8%
20,475	Victory Short-Term Bond Fund - Class R6	187,759
	BLEND BROAD MARKET — 0.5%
3,601	DFA U.S. Vector Equity Portfolio - Class Institutional	100,533
	BLEND LARGE CAP — 0.3%
1,687	DFA U.S. Large Co. Portfolio - Class Institutional	69,423
	EMERGING MARKET STOCK — 0.2%
578	New World Fund, Inc. - Class F-3	51,497
	EMERGING MARKETS BOND — 4.3%
40,405	Vanguard Emerging Markets Bond Fund, Admiral Shares	963,267
	FOREIGN AGGREGATE BOND — 2.0%
39,969	Dodge & Cox Global Bond Fund - Class I	445,255
	FOREIGN BLEND — 0.9%
5,333	Dimensional Global Equity Portfolio - Class Institutional	195,248
	FOREIGN VALUE — 0.2%
1,351	DFA International Value Portfolio - Class Institutional	33,662
	GENERAL CORPORATE BOND — 2.7%
63,604	T Rowe Price Institutional Floating Rate Fund - Class Institutional	600,425
	GROWTH BROAD MARKET — 0.9%
2,730	New Perspective Fund - Class R-6	190,929
	GROWTH LARGE CAP — 0.7%
2,162	Nuveen Large Cap Growth Index Fund - Class R6	153,565

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	HIGH YIELD BOND — 3.2%
72,057	American High-Income Trust - Class F-3	$709,758
	VALUE MID CAP — 0.3%
1,838	DFA U.S. Targeted Value Portfolio - Class Institutional	61,304
	Total Mutual Funds
	(Cost $5,585,256)	5,737,267
	MONEY MARKET FUNDS — 0.8%
23,349	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.19%[1]	23,349
152,768	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.11%	152,768
	Money Market Funds
	(Cost $176,117)	176,117
	TOTAL INVESTMENTS — 100.0%
	(Cost $21,648,927)	22,129,398
	Other Assets in Excess of Liabilities — 0.0%	5,091
	TOTAL NET ASSETS — 100.0%	$22,134,489

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2025.